Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2014-1

Collection Period	01/01/15-01/31/15
Determination Date	2/9/2015
Distribution Date	2/17/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$654,901,290.25
2.	Collections allocable to Principal				$21,377,036.76
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,116,660.60

5.	Pool Balance on the close of the last day of the related Collection Period				$632,407,592.89
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				44,751
7.	Initial Pool Balance				$935,000,026.30

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$185,226,290.12		$162,732,592.76
	c.	Class A-3 Note Balance	$288,000,000.00		$288,000,000.00
	d.	Class A-4 Note Balance	$119,030,000.00		$119,030,000.00
	e.	Class B Note Balance	$14,960,000.00		$14,960,000.00
	f.	Class C Note Balance	$22,440,000.00		$22,440,000.00
	g.	Class D Note Balance	$20,570,000.00		$20,570,000.00

	h.	Note Balance (sum a - g)	$650,226,290.12		$627,732,592.76
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.6053147		0.5318059
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.6954292		0.6713718
10.	Overcollateralization Target Amount				$4,675,000.13
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,675,000.13
12.	Weighted Average Coupon			%	7.14%
13.	Weighted Average Original Term			months	65.62
14.	Weighted Average Remaining Term			months	50.65

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$4,116,801.22
	b.	Liquidation Proceeds allocable to Finance Charge			$507.08
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$4,117,308.30
16.	Principal:
	a.	Collections allocable to Principal			$21,377,036.76
	b.	Liquidation Proceeds allocable to Principal			$338,916.26
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$21,715,953.02

17.	Total Finance Charge and Principal Collections (15d+16d)		$25,833,261.32
18.	Interest Income from Collection Account		$1,604.65
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$25,834,865.97

Available Funds

21.	Available Collections		$25,834,865.97
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$25,834,865.97

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$545,751.08
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$545,751.08

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$4,093.13
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$4,093.13

	e.	Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00
	e.	Class A-2 Monthly Interest	$72,546.96
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$72,546.96
	i.	Class A-3 Monthly Interest	$189,600.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$189,600.00
	m.	Class A-4 Monthly Interest	$130,933.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$130,933.00
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$21,068.67
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$21,068.67
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$36,091.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$36,091.00
32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$41,654.25
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$41,654.25
34.	Quaternary Principal Distributable Amount		$17,818,697.23
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$18,860,435.32
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$4,675,000.13
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$4,117,308.30
	b.	Total Daily Deposits of Principal Collections	$21,715,953.02
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,604.65

	e.	Total Deposits to Collection Account (sum a - d)	$25,834,865.97
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$545,751.08
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$4,093.13
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$22,985,591.24
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,299,430.52

	f.	Total Withdrawals from Collection Account (sum a - e)	$25,834,865.97

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$72,546.96
	c.	Class A-3 Interest Distribution	$189,600.00
	d.	Class A-4 Interest Distribution	$130,933.00
	e.	Class B Interest Distribution	$21,068.67
	f.	Class C Interest Distribution	$36,091.00
	g.	Class D Interest Distribution	$41,654.25
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$22,493,697.36
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$22,985,591.24
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$22,566,244.32
	c.	Class A-3 Distribution	$189,600.00
	d.	Class A-4 Distribution	$130,933.00
	e.	Class B Distribution	$21,068.67
	f.	Class C Distribution	$36,091.00
	g.	Class D Distribution	$41,654.25

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$22,985,591.24

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,299,430.52
	b.	Reserve Account surplus (Ln 55)	$173.67

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,299,604.19
46.	Withdrawals
	a.	Certificateholder Distribution	$2,299,604.19

	b.	Total Withdrawals from Certificate Payment Account	$2,299,604.19

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,337,500.07	$2,337,500.07
	b.	Note Balance	$627,732,592.76
48.	Required Reserve Account Amount		$2,337,500.07

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,337,500.07
50.	Investment Earnings		$173.67
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,337,673.74
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$173.67

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$2,337,500.07
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$545,751.08
60.	Amount to be paid to Backup Servicer from the Collection Account		$4,093.13
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$22,985,591.24
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$2,299,430.52
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$173.67
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$22,566,244.32
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$189,600.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$130,933.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$21,068.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$36,091.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$41,654.25
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$2,299,604.19

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$777,237.26
74.	Cumulative Net Losses			$5,237,273.84
75.	Cumulative Net Loss Percentage			0.5601%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	779	$11,512,752.59
	b.	61 to 90 days past due	294	$4,561,623.20
	c.	91 or more days past due	125	$1,851,256.80

	d.	Total Past Due (sum a-c)	1,198	17,925,632.59

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,172,071,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on February 09, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer